Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other reserves
Total	£ (363)	£ (1,464)
Currency translation reserve
Other reserves
Total	3,783	4,992
Fair value through other comprehensive income reserve
Other reserves
Total	(1,207)	(1,342)
Cash flow hedging reserve
Other reserves
Total	(2,895)	(5,557)
Own credit reserve
Other reserves
Total	(240)	467
Other reserves
Other reserves
Total	£ 196	£ (24)